BORROWINGS - Short-term and long-term borrowings (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Short-Term Debt [Abstract]
Short-term bank borrowings	¥ 51,776		¥ 148,800
Secured bank borrowings related to discounted notes receivable	280,000		80,000
Long-term bank borrowings, current portion	116,457		116,453
Total	448,233	$ 64,096	345,253
Long-Term Debt, Unclassified [Abstract]
Long-term bank borrowings	¥ 278,727	$ 39,857	¥ 269,438